ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Jun. 30, 2016
ATI Modular Technology Corp
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

ATI Modular Technology Corp (the "Company") formerly Global Recycle Energy, Inc. was incorporated under the laws of the State of Nevada on March 7, 2008. The Company is engaged in the development and the exporting of modular energy efficient technology and processes that allow government and private enterprises in China to use US based methods for creating modular spaces, facilities, and properties. The Company's forward-looking vision is to create a physical location and manufacturing facility that promotes the export of US based technology, equipment, and process that focuses on building modular buildings, and structures of all types that will be used by both the public and private building and technology sectors in China.

As with any business plan that is aspirational in nature, there is no assurance we will be able to accomplish all of our objective or that we will be able to meet our financing needs to accomplish our objectives.

Mission

"ATI Modular Technology Corp is to be a world-class, globally respected and profitable company, providing value to its customers, the environment and the lives of the people we service." This statement is a forward-looking statement; however, the Company has already made strides in facilitating relationships intended to advance its mission.

The Company's aim is to become the model and leading designer, manufacturer and supplier of American based modular energy efficient technology for the majority of buildings both government and private owned throughout China.

These initiatives are admittedly aspirational in nature. Our intent is to accomplish the majority, if not all, of our initiatives, but there is no assurance we will or that our financing needs to meet our initiatives will be met.

The Company has signed an agreement with Shexian County Government China to design, install and manufacture American modular technology for use in all government and private buildings throughout Shexian County, and elsewhere in China. Also, the Company is in discussions with Longyan County Government and the Xiamen Chamber of Commerce to develop business opportunities involving modular technology and investments, and business development. The Company has an agreement with AmericaTowne Inc., an affiliated Company, who aspires to develop American Communities throughout China. The AmericaTowne agreement calls for the Company to provide modular technology to planned AmericaTowne communities. While we plan to have robust operations in the United States and international locations to support the AmericaTowne concept and trade center, we expect the bulk of our operations and revenue will come from China.

China's economy and its government impact our revenues and operations. While we have an agreement in place with the government in Shexian which we believe will lead to the development of a major manufacturing facility in Shexian, there is no assurance that we will operate the facility successfully. Additionally, the Company will need government approval in China to operate other aspects of our business plan. There is no assurance that we will be successful in obtaining approvals from government entities to operate other aspects of our business plan.